Loans payable (Narrative) (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2025 CAD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 CAD ($)	Sep. 30, 2014
Shareholder loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum								10.00%
Additional			$ 500,000	$ 50,000	$ 325,056
Interest payable			273,015	213,057	183,169
Loans payable			1,043,565	499,631	460,496		$ 126,780
Director Loans [Member]
Disclosure of detailed information about borrowings [line items]
Additional			50,000
Accrued interest repaid			250,000
Interest payable			374,285	515,790	97,500
Loans payable			$ 323,823	251,691	257,742		343,796
Director Loans [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum			10.00%			10.00%
Director Loans [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum			12.00%			12.00%
Executive Loans [Member]
Disclosure of detailed information about borrowings [line items]
Additional			$ 232,505	60,626	0
Interest payable			4,699	47,446	116,147
Repayments of loans payable			14,389	60,626	119,281
Loans payable			218,116	0	0		87,186
Executive Loans [Member] | Chief Executive Officers [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 136,648			$ 91,550
Interest rate per annum			10.00%			10.00%
Additional			$ 95,857	0	0
Loans payable			218,116	0	0
Promissory note 1 [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 399,818			$ 285,000
Interest rate per annum			12.00%			12.00%
Additional			$ 404,680	30,000	0
Interest payable			4,862
Settled by shares			0	0	90,000
Interest on promissory note				0
Loans payable			444,946	30,000	0		90,000
Promissory note 2 [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 476,563			$ 350,000
Interest rate per annum			12.00%			12.00%
Additional			$ 504,895	0	0
Interest on promissory note			28,332	0
Loans payable			$ 532,695	$ 0	0		$ 0
Private Placement [Member]
Disclosure of detailed information about borrowings [line items]
Settled by shares					$ 141,181
Subsequent Events [Member] | Shareholder loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum	8.00%	8.00%
Additional	$ 500,000	$ 230,000